Earnings Per Share - Summary Of Weighted Average Number Of Diluted Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Outstanding shares	71,327,153	73,136,448	73,136,448	71,869,828
Adjusted weighted average number of common shares outstanding	72,808,379
Treasury shares [member]
Statement [Line Items]
Adjusted weighted average number of common shares outstanding	341,017
Share Option [Member]
Statement [Line Items]
Adjusted weighted average number of common shares outstanding	12,948